Schedule of Long-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Long-term Bank Debt 1	$ 109,779
Bank Loans Schedule Of Long-term Bank Debt 2	1,915,795
Bank Loans Schedule Of Long-term Bank Debt 3	(35,604)
Bank Loans Schedule Of Long-term Bank Debt 4	(1,806,271)
Bank Loans Schedule Of Long-term Bank Debt 5	74,175
Bank Loans Schedule Of Long-term Bank Debt 6	$ 109,524